Annual Total Returns - FidelityInternationalDiscoveryK6Fund-PRO - FidelityInternationalDiscoveryK6Fund-PRO - Fidelity International Discovery K6 Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity International Discovery K6 Fund
Bar Chart Table:
Annual Return 2020	21.50%
Annual Return 2021	11.20%